LEASES (Tables)	12 Months Ended
Dec. 31, 2020
Lessee Disclosure [Abstract]
Schedule of Future Minimum Lease Payments
Year
2021	3,781
2022	3,588
2023	3,332
2024	3,643
2025	3,714
2026 and thereafter	35,924
Total lease payments	53,982
Less imputed interest	(18,374)
Total	$35,608